Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cash and cash equivalents:
Total cash and cash equivalents	¥ 315,459	$ 48,300	¥ 82,709
RMB [Member]
Cash and cash equivalents:
Total cash and cash equivalents	152,032		42,358
US [Member]
Cash and cash equivalents:
Total cash and cash equivalents	161,663		40,241
Other [Member]
Cash and cash equivalents:
Total cash and cash equivalents	¥ 1,764		¥ 110